AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
U.S. Treasury Fund
Cash Management Fund
Tax-Free Money Market Fund
Administrative Shares Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-MMA 0807

AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
U.S. Treasury Fund
Cash Management Fund
Tax-Free Money Market Fund
Institutional Shares Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-MMI 0807

AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
U.S. Treasury Fund
Cash Management Fund
Tax-Free Money Market Fund
Service Shares Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-MSR 0807

AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
U.S. Treasury Fund
Cash Management Fund
Tax-Free Money Market Fund
Select Shares Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-MSL 0807

AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
Equity Funds Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-E 0807

AMERICAN PERFORMANCE FUNDS

Supplement dated August 2, 2007
to the
Bond Funds Prospectus
dated January 1, 2007

Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership as the distributor of the Funds are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.

Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Shareholders seeking to inquire about their account or conduct transactions with the Funds should continue to use the telephone numbers and addresses set forth in the Prospectus, with the exception of the address change noted above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-B 0807

AMERICAN PERFORMANCE FUNDS
Supplement dated August 2, 2007
to the
Bond Funds and Equity Funds Statement of Additional Information
dated January 1, 2007
Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership (“BISYS LP”) as the distributor of the Funds in the Statement of Additional Information (“SAI”) are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.
Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.
Proxy Voting Policies and Procedures
The first paragraph under the heading “Proxy Voting Policies and Procedures” on page 31 of the SAI is hereby deleted in its entirety and replaced with the following paragraph:
     “It is the policy of the Board of Trustees (the “Board”) of American Performance Funds (the “Funds”) to delegate the responsibility for voting proxies relating to portfolio securities to the Funds’ adviser (the “Adviser”) as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:”
Distribution
Under the heading “Distribution” on page 41 of the SAI, the paragraph immediately preceding the distribution fee table is deleted in its entirety and replaced with the following paragraph:
     “BISYS Fund Services Limited Partnership (“BISYS LP”), the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:”
Under the heading “Distribution” on page 41 of the SAI, the paragraph immediately following the distribution fee table is deleted in its entirety and replaced with the following paragraph:
     “Substantially all of the amount received by BISYS LP, the former distributor of the Funds, under the Distribution Plan during the last fiscal year was spent on compensation to dealers. BISYS LP retained 0.5% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.”
Sub-Administrator
The first paragraph under the heading “Sub-Administrator” on page 44 of the SAI is hereby deleted in its entirety and replaced with the following paragraph:
     “Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between AXIA Investment Management and BISYS. Pursuant to this agreement, BISYS assumed many of the Administrator’s duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund’s average net assets. Effective August 2, 2007, BISYS was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Prior to July 1, 2004, BOK served as the Sub-Administrator to the Funds.”
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
APFSP-SAEB 0807

AMERICAN PERFORMANCE FUNDS
Supplement dated August 2, 2007
to the
Money Market Funds Statement of Additional Information
dated January 1, 2007
Shareholders are hereby notified that, effective August 2, 2007, the distributor of American Performance Funds (the “Funds”) is BOSC, Inc., pursuant to a Distribution Agreement between the Funds and BOSC, Inc. All references to BISYS Fund Services Limited Partnership (“BISYS LP”) as the distributor of the Funds in the Statement of Additional Information (“SAI”) are hereby deleted and replaced with BOSC, Inc., One Williams Center, Plaza SE, Bank of Oklahoma Tower, Tulsa, Oklahoma, 74172.
Also effective August 2, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.
Proxy Voting Policies and Procedures
The first paragraph under the heading “Proxy Voting Policies and Procedures” on page 29 of the SAI is hereby deleted in its entirety and replaced with the following paragraph:
     “It is the policy of the Board of Trustees (the “Board”) of American Performance Funds (the “Funds”) to delegate the responsibility for voting proxies relating to portfolio securities to the Funds’ adviser (the “Adviser”) as a part of the Adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the procedures adopted by the Board for the administration of this policy:”
Distribution
Under the heading “Distribution” on page 38 of the SAI, the paragraph immediately preceding the distribution fee table is deleted in its entirety and replaced with the following paragraph:
     “BISYS Fund Services Limited Partnership (“BISYS LP”), the former distributor of the Funds, received the following amounts under the Distribution Plan for the fiscal years ended:”
Under the heading “Distribution” on page 38 of the SAI, the paragraph immediately following the distribution fee table is deleted in its entirety and replaced with the following paragraph:
     “Substantially all of the amounts received by BISYS LP, the former distributor of the Funds, under the Distribution Plan during the last fiscal year, the period from September 1, 2005 to August 31, 2006, was spent on compensation to dealers. BISYS LP retained

0.5% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.”
Sub-Administrator
The first paragraph under the heading “Sub-Administrator” on page 41 of the SAI, is hereby deleted in its entirety and replaced with the following paragraph:
     “Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between AXIA Investment Management and BISYS. Pursuant to this agreement, BISYS assumed many of the Administrator’s duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund’s average net assets (except the Tax-Free Money Market Fund). BISYS and the Funds have entered into an Omnibus Fee Agreement with respect to the Tax-Free Money Market Fund pursuant to which the amount of compensation shall be calculated at the annual rate of ten one-hundredths of one percent (0.10%) of the average daily net assets of that Fund. In addition to administrative services, this annual rate includes compensation for transfer agency and fund accounting services provided by BISYS. Effective August 2, 2007, BISYS was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.”
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
APF-SP-SAM 0807